UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number: 811-06351


                         Name and Address of Registrant:

                               Green Century Funds
                                 29 Temple Place
                                    Suite 200
                           Boston, Massachusetts 02111


                     Name and address of agent for service:

                     Green Century Capital Management, Inc.
                                 29 Temple Place
                                    Suite 200
                           Boston, Massachusetts 02111


                  Registrant's telephone number: (617) 482-0800


                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

The Schedule of Investments for the Green Century Balanced Fund is set forth below. The Green Century Equity Fund is a "feeder fund" and invests its assets in the Domini Social Index Trust. The Schedule of Investments of the Domini Social Index Trust is set forth below.

                           GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 2005
                                   (UNAUDITED)


                                                       SHARES      VALUE

COMMON STOCKS                                65.6%

MEDICAL PRODUCTS -                           12.1%
Durect Corp. (b)                                       350,000  $2,219,000
Intermagnetics General Corp. (b)                        50,000   1,432,500
SurModics, Inc. (b)                                     60,000   2,371,200
ThermoGenesis Corp. (b)                                225,000   1,120,500
                                                               -----------
                                                                 7,143,200
                                                               -----------

INTERNET PRODUCTS & SERVICES -                7.2%
Adobe Systems, Inc.                                     46,000   1,483,500
Aptimus, Inc. (b)                                       75,000     585,000
aQuantive, Inc. (b)                                     90,000   1,948,500
iBasis, Inc. (b)                                       100,000     197,000
                                                               -----------
                                                                 4,214,000
                                                               -----------

HEALTHY LIVING -                              8.7%
Herbalife Ltd. (b)                                      60,000   1,614,000
Martek Biosciences Corp. (b) (f)                        25,000     771,750
United Natural Foods, Inc. (b)                          10,000     281,100
Whole Foods Market, Inc.                                17,000   2,450,210
                                                               -----------
                                                                 5,117,060
                                                               -----------

HEALTHCARE -                                  8.0%
Amgen, Inc. (b)                                         15,000   1,136,400
Arena Pharmaceuticals, Inc. (b)                        100,000   1,040,000
Isis Pharmaceuticals, Inc. (b)                         105,000     455,700
Novozymes A/S (c)                                       40,000   2,089,703
                                                               -----------
                                                                 4,721,803
                                                               -----------

TECHNOLOGY -                                  7.4%
Apple Computer, Inc. (b)                                30,000   1,727,700
Itron, Inc. (b)                                         15,000     651,900
Sonic Solutions, Inc. (b)                               40,000     765,600
Trident Microsystems, Inc. (b)                          40,000   1,210,400
                                                               -----------
                                                                 4,355,600
                                                               -----------

ALTERNATIVE/RENEWABLE ENERGY -                4.8%
Fuel-Tech N.V. (b)                                     150,000   1,407,000
Gamesa Corp. Tecnologica, S.A. (c)                     100,000   1,386,994
                                                               -----------
                                                                 2,793,994
                                                               -----------

AUTO MANUFACTURING -                          3.2%
Toyota Motor Corp. American
  Depository Receipt (c)                                20,000   1,856,200
                                                               -----------

TRANSPORTATION -                              3.0%
East Japan Railway Co. (c)                                 300   1,778,274
                                                               -----------

FOOD & BEVERAGE -                             3.0%
Green Mountain Coffee Roasters, Inc. (b)                40,000   1,680,400
SunOpta, Inc. (b)                                       12,100      59,774
                                                               -----------
                                                                 1,740,174
                                                               -----------

BUSINESS SERVICES -                           2.8%
Getty Images, Inc. (b)                                  20,000  $1,660,200
                                                               -----------

                           GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 2005
                                   (UNAUDITED)


DIVERSIFIED MANUFACTURING -                   2.3%
NAM TAI Electronics, Inc. (c)                           60,000   1,359,000
                                                               -----------

APPAREL -                                     2.1%
The Timberland Co. (b)                                  44,000   1,238,600
                                                               -----------

BANKS -                                       1.0%
Wainwright Bank & Trust Co.                             57,750     615,269
                                                               -----------

Total Common Stocks
     (Cost $31,499,407)                                         38,593,374
                                                               -----------

CORPORATE BONDS & NOTES                      29.9%

                                                     PRINCIPAL
                                                      AMOUNT
TELECOMMUNICATIONS -                          7.2%
AT&T Corp.
   9.05%, due 11/15/11                              $1,000,000  $1,110,000
Cincinnati Bell, Inc.
   8.375%, due 1/15/14                               1,000,000     977,500
Nextel Communications, Inc.
   7.375%, due 8/1/15                                2,000,000   2,118,640
                                                               -----------
                                                                 4,206,140
                                                               -----------

FOOD & BEVERAGE -                            6.4%
Chiquita Brands International, Inc.
   7.50%, due 11/1/14                                1,500,000   1,421,250
Dean Foods Co.
   8.15%, due 8/1/07                                 1,300,000   1,348,750
Dean Foods Co.
   6.90%, due 10/15/17                               1,000,000   1,015,000
                                                               -----------
                                                                 3,785,000
                                                               -----------

FINANCIALS -                                  3.7%
SLM Corp.
  4.00%, due 7/25/14 (d)                             2,235,000   2,178,745
                                                               -----------

OFFICE EQUIPMENT -                            3.6%
Xerox Corp.
   7.625%, due 6/15/13                               2,000,000   2,110,000
                                                               -----------

FOREST PRODUCTS & PAPER -                     3.2%
Mercer International, Inc.
   9.25%, due 2/15/13                                2,250,000   1,901,250
                                                               -----------

HEALTHCARE -                                  1.7%
HCA, Inc.
   6.30%, due 10/1/12                                1,000,000     989,087
                                                               -----------

HEALTHY LIVING -                              1.7%
NBTY, Inc. (g)
   7.125%, due 10/1/15                               1,000,000     980,000
                                                               -----------

CONSUMER GOODS & SERVICES -                   1.6%
Nebraska Book Co.
   8.625%, due 3/15/12                               1,000,000     940,000
                                                               -----------

AUTO MANUFACTURING -                          0.8%
Toyota Motor Credit Corp.
   4.125%, due 7/25/17 (c)(e)                          500,000   $ 487,621
                                                               -----------

Total Corporate Bonds and Notes
   (Cost $18,179,919)                                           17,577,843
                                                               -----------

                           GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 2005
                                   (UNAUDITED)



SHORT TERM OBLIGATION                         3.5%

Repurchase Agreement -                        3.5%
Investors Bank & Trust
Repurchase Agreement, dated 11/30/05,
due 12/01/05, proceeds $3,037,449
(collateralized by U.S.Treasury Note,
6.25%, due 5/15/2030, value $2,606,319)
(Cost $2,080,623)                                                2,080,623
                                                               -----------

TOTAL INVESTMENTS (A)                        99.0%
   (Cost $51,759,949)                                           58,251,840

Other Assets less Liabilities                 1.0%                 560,989
                                                               -----------
NET ASSETS                                  100.0%             $58,812,829
                                                               ===========

                                                     NUMBER OF
                                                     CONTRACTS      VALUE

CALL OPTIONS WRITTEN -
Martek Biosciences Corp.,
  expiring 12/17/05
exercise price $60.00                                      250    $ 11,250
                                                               -----------
Total Call Options Written                                        $ 11,250
                                                               ===========
   (Premiums received $87,039)

(a) The cost of investments for federal income tax purposes is $51,763,050 resulting in gross unrealized appreciation and depreciation of $9,347,335 and $2,858,545, respectively, or net unrealized appreciation of $6,488,790.

(b)  Non-income producing security.

(c) Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.

(d)  Floating rate bond. Rate shown is currently in effect at October 31, 2005.

(e)  Step rate bond. Rate shown is currently in effect at October 31, 2005.

(f) All or a portion of this security has been segregated as collateral to cover call options written.

(g) The following securities were purchased under Rule 144A of the Securities Act of 1933:

                                ACQUISITION                        VALUE AS OF %
Description                     Date       Cost        Value       of Net Assets
--------------------------------------------------------------------------------
NBTY, Inc.
7.125%, due 10/1/15             9/20/2005  $991,250    $980,000    1.7%


                       See Notes to Schedule of Investments

                          GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                        NOTES TO SCHEDULES OF INVESMENTS
                                   (UNAUDITED)


Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The Equity Fund invests substantially all of its assets in the Domini Social Index Trust (the "Index Trust"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Trust as a partnership investment and records its share of the Index Trust's income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Trust (2.25% at October 31, 2005). The Portfolio of Investments of the Index Trust is included elsewhere in this report.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:

(A) BALANCED FUND INVESTMENT VALUATION: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market(R) and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

     EQUITY FUND INVESTMENT VALUATION: The Equity Fund records its investment in the Index Trust at fair value.

     (B)  BALANCED  FUND   SECURITIES   TRANSACTIONS   AND  INVESTMENT   INCOME:
          Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on the ex-dividend date.

          EQUITY FUND SECURITIES  TRANSACTIONS,  INVESTMENT INCOME AND EXPENSES:
          The Equity Fund records daily its proportionate share of the Index Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

     (C) OPTIONS TRANSACTIONS: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.

          The Balanced Fund may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Balanced Fund continues to the bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

     (D) REPURCHASE AGREEMENTS: The Balanced Fund may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Balanced Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Balanced Fund requires that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Balanced Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

DOMINI SOCIAL INDEX TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)

SECURITY                                              SHARES            VALUE
--------------------------------------------------------------------------------
Consumer Discretionary - 14.3%
American Greetings Corporation, Class A                16,300           411,575
AutoZone, Inc. (a)                                     14,531         1,175,558
Bandag, Inc.                                            2,400           102,000
Bed Bath & Beyond (a)                                  75,200         3,047,104
Best Buy Co., Inc.                                    104,300         4,616,318
Black & Decker Corp.                                   20,200         1,659,026
Bright Horizons Family Solutions, Inc. (a)              6,400           255,808
Centex Corporation                                     32,700         2,104,245
Champion Enterprises, Inc. (a)                         20,200           280,376
Charming Shoppes, Inc. (a)                             29,400           329,280
Circuit City Stores, Inc.                              43,100           766,749
Claire's Stores, Inc.                                  27,000           703,350
Comcast Corporation, Class A (a)                      564,858        15,719,998
Cooper Tire and Rubber Company                         17,400           237,684
Dana Corporation                                       39,500           296,645
Darden Restaurants, Inc.                               35,200         1,141,184
DeVry, Inc. (a)                                        13,600           307,360
Disney (Walt) Company (The)                           518,200        12,628,534
Dollar General Corporation                             84,151         1,635,895
Dow Jones & Company                                    15,400           522,214
eBay Inc. (a)                                         285,372        11,300,731
Emmis Communications Corporation, Class A (a)           8,860           173,390
Family Dollar Stores Inc.                              41,100           909,954
Foot Locker, Inc.                                      40,600           789,264
Gaiam, Inc. (a)                                         2,200            23,078
Gap Inc.                                              147,297         2,545,292
Genuine Parts Company                                  45,600         2,023,272
Harley-Davidson, Inc.                                  70,500         3,491,865
Harman International Industries, Inc.                  17,320         1,729,575
Hartmarx Corporation (a)                                8,500            59,330
Home Depot, Inc. (The)                                550,744        22,602,534
Horton (D.R.), Inc.                                    68,933         2,115,554
Interface, Inc., Class A (a)                           11,400            88,008
Johnson Controls, Inc.                                 49,100         3,341,255
KB Home                                                20,300         1,326,605
Lee Enterprises, Inc.                                  12,500           490,125
Leggett & Platt, Incorporated                          47,400           949,896
Limited Brands                                         91,530         1,831,515
Liz Claiborne, Inc.                                    28,000           985,600
Lowe's Companies, Inc.                                200,400        12,178,308
Mattel, Inc.                                          103,985         1,533,779
Maytag Corporation                                     22,600           389,172
McDonald's Corporation                                320,800        10,137,280
McGraw-Hill Companies                                  96,300         4,712,922
Media General, Inc., Class A                            6,800           358,700
Men's Wearhouse, Inc. (a)                              13,050           322,335
Meredith Corporation                                   10,200           508,980
Modine Manufacturing Company                            8,700           287,622
New York Times Company, Class A                        38,900         1,059,636
Newell Rubbermaid, Inc.                                70,078         1,611,093
Nordstrom, Inc.                                        58,000         2,009,700
Office Depot (a)                                       80,100         2,205,153
Omnicom Group, Inc.                                    46,700         3,874,232
Penney (J.C.) Company, Inc.                            64,700         3,312,640
Pep Boys -- Manny, Moe & Jack                          14,000           193,200
Phillips-Van Heusen Corporation                         7,200           204,840
Pixar (a)                                              14,000           710,220
Pulte Homes, Inc.                                      56,200         2,123,798
Radio One, Inc. (a)                                     5,800            68,730
RadioShack Corporation                                 33,700           744,770
Reebok International Ltd.                              13,900           792,995
Ruby Tuesday, Inc.                                     15,800           346,178
Russell Corporation                                     8,300           112,299
Scholastic Corporation (a)                              9,700           315,735
Scripps (E.W.) Company (The), Class A                  21,400           980,120
Snap-On Incorporated                                   15,050           542,101
Spartan Motors, Inc.                                    3,100            31,620
Stanley Works                                          18,200           872,326

Staples, Inc.                                         188,484         4,284,241
Starbucks Corporation (a)                             199,114         5,630,944
Stride Rite Corporation                                10,800           140,616
Target Corporation                                    227,400        12,663,906
Tiffany & Co.                                          37,300         1,469,620
Timberland Company (The) (a)                           13,400           377,210
Time Warner, Inc.                                     1,206,220      21,506,903
TJX Companies, Inc.                                   119,300         2,568,529
Tribune Company                                        69,456         2,188,559
Tupperware Corporation                                 15,000           343,950
Univision Communications, Inc., Class A (a)            60,300         1,576,242
Valassis Communications Inc. (a)                       13,600           425,000
Value Line, Inc.                                        1,500            58,500
Visteon Corporation                                    34,000           283,220
Washington Post Company, Class B                        1,500         1,117,500
Wendy's International, Inc.                            30,100         1,406,272
Whirlpool Corporation                                  16,800         1,318,800
                                                                 --------------
                                                                    214,618,242
                                                                 --------------

CONSUMER STAPLES - 12.1%
Alberto-Culver Company, Class B                        19,750           857,348
Albertson's, Inc.                                      93,100         2,337,741
Avon Products, Inc.                                   120,500         3,252,295
Campbell Soup Company                                  48,500         1,411,350
Chiquita Brands International, Inc.                    10,800           298,188
Church & Dwight Co., Inc.                              15,600           546,780
Clorox Company                                         39,700         2,148,564
Coca-Cola Company                                     533,600        22,827,408
Colgate-Palmolive Company                             134,100         7,101,936
Costco Wholesale Corporation                          123,530         5,973,911
CVS Corporation                                       209,800         5,121,218
Estee Lauder Companies, Inc. (The), Class A            29,600           981,832
General Mills Incorporated                             94,300         4,550,918
Green Mountain Coffee, Inc. (a)                         1,800            75,618
Hain Celestial Group, Inc. (The) (a)                    8,700           168,084
Heinz (H.J.) Company                                   87,000         3,088,500
Hershey Foods Corporation                              46,800         2,659,644
Kellogg Company                                        65,400         2,888,718
Kimberly-Clark Corporation                            122,964         6,989,274
Kroger Company (a)                                    185,700         3,695,430
Longs Drug Stores Corporation                           6,200           258,602
McCormick & Company, Inc.                              34,900         1,057,121
Nature's Sunshine Products, Inc.                        3,990            77,207
PepsiAmericas, Inc.                                    16,400           382,448
PepsiCo, Inc.                                         429,170        25,355,363
Procter & Gamble Company                              883,016        49,440,065
Safeway Inc.                                          114,500         2,663,270
Smucker (J.M.) Company                                 15,105           690,450
SUPERVALU, Inc.                                        34,200         1,074,906
Sysco Corporation                                     163,200         5,207,712
Tootsie Roll Industries, Inc.                           6,638           201,131
United Natural Foods, Inc. (a)                         10,000           281,100
Walgreen Company                                      262,400        11,920,832
Whole Foods Market, Inc.                               17,200         2,479,036
Wild Oats Markets, Inc. (a)                             6,550            72,836
Wrigley (Wm.) Jr. Company                              46,000         3,197,000
                                                                 --------------
                                                                    181,333,836
                                                                 --------------

ENERGY - 3.0%
Anadarko Petroleum Corporation                         60,985         5,531,949
Apache Corporation                                     84,924         5,420,699
Cooper Cameron Corp. (a)                               14,200         1,046,966
Devon Energy Corporation                              117,144         7,073,155
EOG Resources, Inc.                                    61,900         4,195,582
Helmerich & Payne, Inc.                                13,000           720,200
Kinder Morgan, Inc.                                    25,000         2,272,500
National Oilwell Varco, Inc. (a)                       44,200         2,761,174
Noble Energy, Inc.                                     44,600         1,786,230
Pioneer Natural Resources Company                      36,300         1,816,815
Rowan Companies, Inc.                                  29,200           963,308
Smith International                                    54,200         1,756,080
Sunoco, Inc.                                           34,900         2,600,050
Williams Companies, Inc.                              146,700         3,271,410
XTO Energy Inc.                                        93,000         4,041,780
                                                                 --------------
                                                                     45,257,898
                                                                 --------------

FINANCIALS - 23.8%
AFLAC, Inc.                                           129,400         6,182,732
Allied Capital Corporation                             36,100           975,422
AMBAC Financial Group, Inc.                            27,400         1,942,386
American Express Company                              318,500        15,851,745
American International Group, Inc.                    666,976        43,220,045
AmSouth Bancorporation                                 89,500         2,258,085
BB&T Corporation                                      141,200         5,978,408
Capital One Financial Corporation                      74,500         5,688,075
Cathay General Bancorp                                 10,490           409,005
Chittenden Corporation                                 13,220           380,339
Chubb Corporation                                      51,100         4,750,767
Cincinnati Financial Corporation                       45,817         1,949,513
Comerica Incorporated                                  42,800         2,472,984
Edwards (A.G.), Inc.                                   19,187           811,994
Fannie Mae                                            248,365        11,802,305
Fifth Third Bancorp                                   143,411         5,760,820
First Horizon National Corporation                     31,400         1,214,552
FirstFed Financial Corp. (a)                            4,500           240,705
Franklin Resources, Inc.                               37,900         3,349,223
Freddie Mac                                           177,300        10,877,355
Genl Growth Properties                                 60,734         2,579,980
Golden West Financial                                  65,500         3,846,815
Hartford Financial Services Group (The)                77,300         6,164,675
Heartland Financial USA, Inc.                           4,200            86,016
Janus Capital Group Inc.                               55,726           977,991
Jefferson-Pilot Corporation                            34,325         1,883,756
KeyCorp                                               104,800         3,378,752
Lincoln National Corporation                           44,000         2,226,840
M&T Bank Corp.                                         20,500         2,205,390
Maguire Properties Inc.                                 7,900           237,000
Marsh & McLennan Companies, Inc.                      137,800         4,016,870
MBIA, Inc.                                             34,300         1,997,632
MBNA Corporation                                      324,975         8,309,611
Medallion Financial Corp.                               4,300            39,560
Mellon Financial Corporation                          107,700         3,413,013
Merrill Lynch & Co., Inc.                             237,892        15,401,128
MGIC Investment Corporation                            23,500         1,392,140
Moody's Corporation                                    64,600         3,440,596
Morgan (J.P.) Chase & Co.                             904,292        33,115,173
National City Corporation                             146,600         4,724,918
Northern Trust Corporation                             47,200         2,529,920
PNC Financial Services Group                           74,900         4,547,179
Popular Inc.                                           67,500         1,367,550
Principal Financial Group, Inc.                        72,700         3,608,101
Progressive Corporation (The)                          50,900         5,894,729
Regions Financial Corp. (New)                         118,200         3,847,410
SAFECO Corporation                                     32,200         1,793,540
Schwab (Charles) Corporation                          266,500         4,050,800
SLM Corporation                                       107,700         5,980,581
Sovereign Bancorp                                      91,800         1,980,126
St. Paul Travelers Companies, Inc. (The)              174,464         7,856,114
State Street Corporation                               84,900         4,689,027
SunTrust Banks, Inc.                                   93,600         6,784,128
Synovus Financial Corporation                          78,850         2,166,010
T. Rowe Price Group, Inc.                              33,800         2,214,576
U.S. Bancorp                                          469,921        13,900,263
UnumProvident Corporation                              74,900         1,519,721
Wachovia Corporation                                  405,843        20,503,188
Wainwright Bank & Trust Co.                             2,625            27,968
Washington Mutual, Inc.                               255,942        10,135,303
Wells Fargo & Company                                 433,906        26,121,141
Wesco Financial Corporation                               400           138,700
                                                                 --------------
                                                                    357,210,391
                                                                 --------------

HEALTH CARE - 13.2%
Affymetrix Inc (a)                                     16,700           758,681
Allergan, Inc.                                         33,405         2,983,067
Amgen, Inc. (a)                                       317,053        24,019,935
Bard (C.R.), Inc.                                      26,500         1,653,070
Bausch & Lomb Incorporated                             14,400         1,068,336
Baxter International, Inc.                            160,700         6,143,561

Becton Dickinson and Company                           64,300         3,263,225
Biogen Idec Inc. (a)                                   87,550         3,557,157
Biomet, Inc.                                           63,800         2,222,154
Boston Scientific Corporation (a)                     151,300         3,800,656
CIGNA Corporation                                      33,300         3,858,471
Cross Country Healthcare, Inc. (a)                      3,800            69,046
Dionex Corporation (a)                                  5,600           271,208
Fisher Scientific International (a)                    32,000         1,808,000
Forest Laboratories, Inc. (a)                          87,100         3,301,961
Genzyme Corporation (a)                                66,100         4,779,030
Guidant Corporation                                    85,138         5,363,694
Hillenbrand Industries, Inc.                           15,500           714,085
Humana, Inc. (a)                                       41,200         1,828,868
IMS Health, Inc.                                       57,113         1,326,735
Invacare Corporation                                    7,700           260,183
Invitrogen Corporation (a)                             14,000           890,260
Johnson & Johnson                                     764,580        47,877,999
King Pharmaceuticals Inc. (a)                          60,700           936,601
Manor Care, Inc.                                       19,800           737,550
McKesson HBOC, Inc.                                    79,020         3,589,879
MedImmune, Inc. (a)                                    62,500         2,186,250
Medtronic, Inc.                                       311,500        17,649,590
Merck & Co., Inc.                                     564,600        15,933,012
Millipore Corporation (a)                              13,700           838,714
Molina Healthcare Inc. (a)                              2,800            57,540
Mylan Laboratories, Inc.                               54,375         1,044,544
St. Jude Medical, Inc. (a)                             93,900         4,513,773
Stryker Corporation                                    74,500         3,059,715
Synovis Life Technologies, Inc. (a)                     2,600            23,426
Thermo Electron Corporation (a)                        40,900         1,234,771
UnitedHealth Group Incorporated                       324,934        18,810,428
Waters Corporation (a)                                 30,600         1,107,720
Watson Pharmaceuticals (a)                             26,300           908,928
Zimmer Holdings, Inc. (a)                              63,500         4,049,395
                                                                 --------------
                                                                    198,501,218
                                                                 --------------

INDUSTRIALS - 6.4%
3M Company                                            196,700        14,945,266
Alaska Air Group, Inc. (a)                              6,900           217,557
American Power Conversion                              43,400           928,326
AMR Corporation (a)                                    37,600           507,976
Apogee Enterprises, Inc.                                7,400           121,212
Ault, Inc. (a)                                          1,200             2,496
Avery Dennison Corporation                             27,400         1,552,210
Baldor Electric Company                                 8,800           213,840
Banta Corporation                                       6,550           329,727
Brady Corporation, Class A                             12,000           345,240
CLARCOR, Inc.                                          12,900           354,750
Cooper Industries, Inc., Class A                       23,600         1,673,004
Cross (A.T.) Company (a)                                3,800            17,100
Cummins, Inc.                                          11,600           990,292
Deere & Company                                        61,500         3,731,820
Deluxe Corporation                                     13,100           436,623
Donaldson Company, Inc.                                16,900           528,125
Donnelley (R.R.) & Sons Company                        54,000         1,891,080
Emerson Electric Company                              106,700         7,420,985
Fastenal Company                                       16,200         1,136,106
FedEx Corporation                                      78,200         7,188,926
GATX Corporation                                       12,600           470,862
Graco, Inc.                                            18,552           635,777
Grainger (W.W.), Inc.                                  19,800         1,326,204
Granite Construction Incorporated                       7,725           263,500
Herman Miller, Inc.                                    19,300           529,013
HNI Corporation                                        13,300           650,370
Hubbell Incorporated, Class B                          15,060           725,290
Ikon Office Solutions                                  38,800           387,224
Illinois Tool Works, Inc.                              53,800         4,560,088
JetBlue Airways Corporation (a)                        22,600           420,586
Kadant Inc. (a)                                         3,700            62,160
Kansas City Southern Industries, Inc. (a)              20,000           443,200
Kelly Services, Inc.                                    5,075           140,476
Lawson Products, Inc.                                     400            13,660
Lincoln Electric Holdings, Inc.                        11,000           435,270
Masco Corporation                                     110,400         3,146,400

Milacron, Inc. (a)                                     12,633            16,170
Monster Worldwide (a)                                  31,200         1,023,672
Nordson Corporation                                     8,000           297,360
Norfolk Southern Corporation                          103,800         4,172,760
Pall Corp.                                             31,100           813,576
Pitney Bowes, Inc.                                     58,600         2,465,888
Robert Half International, Inc.                        43,100         1,589,528
Ryder System, Inc.                                     15,800           626,786
Smith (A.O.) Corporation                                5,200           168,376
Southwest Airlines Co.                                176,562         2,826,758
SPX Corporation                                        18,330           788,557
Standard Register Company                               6,000            91,200
Steelcase, Inc.                                        13,300           190,456
Tennant Company                                         2,300           100,165
Thomas & Betts Corporation (a)                         12,800           498,176
Toro Company                                           10,800           394,308
Trex Company, Inc. (a)                                  3,700            76,849
United Parcel Service, Inc., Class B                  284,933        20,783,012
Yellow Roadway Corporation (a)                         13,880           630,846
                                                                 --------------
                                                                     96,297,184
                                                                 --------------

INFORMATION TECHNOLOGY - 19.4%
3Com Corporation (a)                                  103,000           396,550
Adaptec, Inc. (a)                                      27,400           112,614
ADC Telecommunications (a)                             31,228           544,929
Advanced Micro Devices, Inc. (a)                      103,800         2,410,236
Advent Software, Inc. (a)                               4,200           129,024
Analog Devices, Inc.                                   95,400         3,318,012
Andrew Corporation (a)                                 43,800           465,156
Apple Computer, Inc. (a)                              213,000        12,266,670
Applied Materials, Inc.                               415,700         6,809,166
Arrow Electronics, Inc. (a)                            31,600           932,516
Autodesk, Inc.                                         58,000         2,617,540
Automatic Data Processing, Inc.                       149,774         6,988,455
BMC Software, Inc. (a)                                 55,400         1,085,286
CDW Corporation                                        16,500           929,775
Ceridian Corporation (a)                               36,300           795,333
Cisco Systems, Inc. (a)                               1,645,114      28,707,239
Coherent, Inc. (a)                                      7,700           227,997
Compuware Corporation (a)                              98,800           799,292
Convergys Corp. (a)                                    35,500           576,875
Dell Inc. (a)                                         616,886        19,666,326
Electronic Arts Inc. (a)                               78,200         4,448,016
Electronic Data Systems Corporation                   132,400         3,086,244
EMC Corporation (a)                                   622,800         8,694,288
Entegris, Inc. (a)                                     15,700           153,232
Gerber Scientific, Inc. (a)                             5,700            45,087
Hewlett-Packard Company                               737,110        20,668,564
Hutchinson Technology Incorporated (a)                  6,500           161,200
Imation Corporation                                     9,100           389,571
Intel Corporation                                     1,568,755      36,865,743
Lexmark International Group, Inc. (a)                  30,300         1,258,056
LSI Logic Corporation (a)                             104,200           845,062
Lucent Technologies, Inc. (a)                         1,139,492       3,247,552
Merix Corporation (a)                                   3,750            20,213
Micron Technology, Inc. (a)                           155,200         2,016,048
Microsoft Corporation                                 2,369,430      60,894,350
Molex Incorporated                                     37,946           960,413
National Semiconductor Corporation                     88,400         2,000,492
Novell, Inc. (a)                                      101,600           774,192
Novellus Systems, Inc. (a)                             35,500           776,030
Palm Inc. (a)                                          13,904           357,194
Paychex, Inc.                                          85,000         3,294,600
Plantronics Inc.                                       13,400           399,990
Polycom Inc. (a)                                       24,300           371,790
Qualcomm, Inc.                                        419,500        16,679,320
Red Hat, Inc. (a)                                      38,900           903,258
Sapient Corporation (a)                                15,500            80,445
Scientific-Atlanta, Inc.                               40,400         1,431,776
Solectron Corporation (a)                             242,800           857,084
Sun Microsystems, Inc. (a)                            874,000         3,496,000
Symantec Corporation (a)                              309,300         7,376,805
Tektronix, Inc.                                        23,000           528,540
Tellabs, Inc. (a)                                     113,200         1,082,192

Texas Instruments, Inc.                               417,278        11,913,287
Xerox Corporation (a)                                 245,800         3,335,506
Xilinx, Inc.                                           89,000         2,131,550
                                                                 --------------
                                                                    291,322,681
                                                                 --------------

MATERIALS - 1.6%
Air Products & Chemicals, Inc.                         56,900         3,256,956
Airgas, Inc.                                           17,800           503,206
Aleris International, Inc. (a)                          6,100           158,356
Bemis Company, Inc.                                    28,800           760,896
Cabot Corporation                                      16,800           573,048
Calgon Carbon Corporation                              10,100            55,045
Caraustar Industries, Inc. (a)                          7,200            62,856
Crown Holdings, Inc. (a)                               43,200           700,704
Ecolab, Inc.                                           48,300         1,597,764
Engelhard Corporation                                  32,200           875,840
Fuller (H.B.) Company                                   7,300           218,781
Lubrizol Corporation                                   18,100           752,779
MeadWestvaco Corp.                                     48,512         1,271,985
Minerals Technologies, Inc.                             5,300           283,338
Nucor Corporation                                      40,600         2,429,910
Praxair, Inc.                                          82,900         4,096,088
Rock-Tenn Company, Class A                              9,000           124,830
Rohm & Haas Company                                    38,087         1,657,927
Schnitzer Steel Industries Inc., Class A                5,800           185,020
Sealed Air Corporation (a)                             21,500         1,081,665
Sigma-Aldrich Corporation                              17,000         1,082,900
Sonoco Products Company                                25,645           725,754
Valspar Corporation                                    26,200           577,710
Wausau-Mosinee Paper Corporation                       15,700           171,915
Wellman, Inc.                                           8,200            53,629
Worthington Industries, Inc.                           17,100           344,052
                                                                 --------------
                                                                     23,602,954
                                                                 --------------

TELECOMMUNICATION SERVICES - 5.2%
AT&T Corporation                                      205,716         4,069,062
BellSouth Corporation                                 471,000        12,255,420
Citizens Communications Company                        86,767         1,062,028
SBC Communications, Inc.                              850,028        20,273,168
Sprint Corp. - FON Group                              754,500        17,587,395
Telephone and Data Systems, Inc.                       26,000           983,321
Verizon Communications                                710,522        22,388,548
                                                                 --------------
                                                                     78,618,942
                                                                 --------------

UTILITIES - 0.8%
AGL Resources, Inc.                                    20,600           724,914
Cascade Natural Gas Corporation                         2,900            59,740
Cleco Corporation                                      12,200           258,640
Energen Corporation                                    19,400           729,440
Equitable Resources, Inc.                              30,700         1,186,555
IDACORP, Inc.                                          11,300           326,231
KeySpan Corporation                                    44,800         1,548,736
MGE Energy, Inc.                                        4,400           155,936
National Fuel Gas Company                              21,800           657,052
NICOR, Inc.                                            11,400           446,880
NiSource, Inc.                                         68,547         1,621,137
Northwest Natural Gas Company                           6,500           224,900
OGE Energy Corporation                                 24,200           623,392
Peoples Energy Corporation                             10,900           405,480
Pepco Holdings, Inc.                                   47,200         1,014,328
Questar Corporation                                    21,400         1,685,249
Southern Union Company (a)                             25,521           600,254
WGL Holdings                                           12,600           391,608
                                                                 --------------
                                                                      12,660,472
                                                                 --------------

Total Investments - 99.8%                                        $1,499,423,818
(Cost $1,270,144,301)(b)


Other Assets, less liabilities - 0.2%                                 2,871,856

                                                                 --------------
Net Assets - 100.0%                                              $1,502,295,674
                                                                 --------------


(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $1,379,123,254. The aggregate gross unrealized appreciation is $365,337,922, and the aggregate gross unrealized depreciation is $245,037,358, resulting in net unrealized appreciation of $120,300,564.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL INDEX TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Trust (Index Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio) which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Trust intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The
Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Trust. The Index Trust commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Trust's significant accounting policies.

(A) VALUATION OF INVESTMENTS. The Index Trust values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Index Trust securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Index Trust's Board of Trustees.

(B) DIVIDEND INCOME. Dividend income is recorded on the ex-dividend date.

(C) FEDERAL TAXES. The Index Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Trust will be taxed on its share of the Index Trust's ordinary income and capital gains. It is intended that the Index Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) OTHER. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

The Index Trust's Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Index Trust's investors. For more information regarding the Index Trust and its holdings, please see the Index Trust's most recent Registration Statement and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-Q (the "Report"), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/Kristina A. Curtis
----------------------------------
Kristina A. Curtis
President and Principal Executive Officer
December 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/Kristina A. Curtis
---------------------------------
Kristina A. Curtis
President and Principal Executive Officer
December 29, 2005


/s/Ethan Berkwits
--------------------------------
Ethan Berkwits
Treasurer and Principal Financial Officer
December 29, 2005